Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Comprehensive Income

	2019	2018	2017
	RMB million	RMB million	RMB million
			(Note)
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	(54)	42	8
Reclassification adjustments for amounts transferred to profit or loss:
- interest expense (Note 15)	(18)	(13)	17
Net deferred tax credited / (debited) to other comprehensive income	17	(7)	(6)

	(55)	22	19

Equity investments measured at FVOCI:
Changes in fair value recognized during the year	(31)	319	—
Net deferred tax credited / (debited) to other comprehensive income	7	(80)	—

	(24)	239	—

Share of other comprehensive income of an associate
Will not be reclassified to profit or loss	3	(4)	—
May be reclassified subsequently to profit or loss	—	—	2

	3	(4)	2

Differences resulting from the translation of foreign currency financial statements	(7)	(2)	—

Available-for-sale financial assets:
Changes in fair value recognized during the year	—	—	123
Net deferred tax debited to other comprehensive income	—	—	(31)

	—	—	92

Note: The Group has initially applied IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).